Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net increase (decrease) in net assets from operations	$ (1,614,516)	$ 8,864,649
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(35,346,385)	(29,290,418)
Sales and maturities of U.S. government securities	38,548,549	25,700,000
Amortization of discounts and premiums	(4,077)	(7,921)
Decrease in due from brokers	(4,700,166)	(6,504,277)
Increase (decrease) in due from affiliate	5,599	(5,599)
Increase (decrease) in unrealized appreciation on open forward contracts	89,597	(142,740)
Increase (decrease) in unrealized depreciation on open forward contracts	58,937	(118,411)
Increase (decrease) in futures contracts purchased	5,070,283	(3,651,895)
Increase (decrease) in futures contracts sold	(728,288)	341,993
Increase (decrease) in incentive fee payable	(409,223)	409,223
Increase in management fee	56,250	28,515
Increase in fees payable	55,871	26,839
Net cash provided by (used in) operating activities	1,082,431	(4,350,042)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	10,360,842	10,504,762
Redemptions, net of change in redemptions payable	(9,768,911)	(5,196,394)
Net cash provided by financing activities	591,931	5,308,368
Net increase in cash	1,674,362	958,326
Cash	5,304,787	3,630,425
SERIES A
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(1,021,393)	3,958,326
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(18,648,163)	(12,895,739)
Sales and maturities of U.S. government securities	19,899,271	9,500,000
Amortization of discounts and premiums	(2,089)	(3,341)
Decrease in due from brokers	(3,668,457)	(4,719,313)
Increase (decrease) in due from affiliate	5,599	(5,599)
Increase (decrease) in unrealized appreciation on open forward contracts	26,455	(95,755)
Increase (decrease) in unrealized depreciation on open forward contracts	37,381	13,857
Increase (decrease) in futures contracts purchased	2,683,769	(1,550,175)
Increase (decrease) in futures contracts sold	(333,815)	140,766
Increase (decrease) in incentive fee payable	(198,986)	198,986
Increase in management fee	41,402	19,809
Increase in fees payable	43,324	20,842
Net cash provided by (used in) operating activities	(1,135,702)	(5,417,336)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	7,610,644	7,176,090
Redemptions, net of change in redemptions payable	(4,364,498)	(1,282,803)
Net cash provided by financing activities	3,246,146	5,893,287
Net increase in cash	2,110,444	475,951
Cash	4,325,976	2,215,532
SERIES B
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(593,123)	4,906,323
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(16,698,222)	(16,394,679)
Sales and maturities of U.S. government securities	18,649,278	16,200,000
Amortization of discounts and premiums	(1,988)	(4,580)
Decrease in due from brokers	(1,031,709)	(1,784,964)
Increase (decrease) in unrealized appreciation on open forward contracts	63,142	(46,985)
Increase (decrease) in unrealized depreciation on open forward contracts	21,556	(132,268)
Increase (decrease) in futures contracts purchased	2,386,514	(2,101,720)
Increase (decrease) in futures contracts sold	(394,473)	201,227
Increase (decrease) in incentive fee payable	(210,237)	210,237
Increase in management fee	14,848	8,706
Increase in fees payable	12,547	5,997
Net cash provided by (used in) operating activities	2,218,133	1,067,294
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	2,750,198	3,328,672
Redemptions, net of change in redemptions payable	(5,404,413)	(3,913,591)
Net cash provided by financing activities	(2,654,215)	(584,919)
Net increase in cash	(436,082)	482,375
Cash	$ 978,811	$ 1,414,893